FAIR VALUE MEASUREMENTS - Schedule Of Aggregate Fair Value Of Warrants (Details) - Level 3 [Member] - Common Stock Warrant [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Junior Note Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected volatility				66.30%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Junior Note Warrants [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.15	$ 0.03	$ 0.03	$ 0.15
Expected term (in years)	3 years 2 months 12 days	4 years 2 months 12 days	3 years 10 months 24 days	4 years 10 months 24 days
Expected volatility	62.40%	58.90%	58.90%
Risk-free interest rate	3.70%	3.60%	3.60%	3.80%
Junior Note Warrants [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.35	$ 0.51	$ 0.67	$ 0.18
Expected term (in years)	4 years 4 months 24 days	4 years 10 months 24 days	4 years 10 months 24 days	5 years
Expected volatility	182.00%	76.90%	79.60%
Risk-free interest rate	3.90%	4.30%	4.30%	4.10%
August 2024 Convertible Note Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected dividend yield			0.00%
August 2024 Convertible Note Derivative Liability [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price			$ 0.51
Expected term (in years)			4 months 6 days
Expected volatility			253.00%
Risk-free interest rate			4.60%
August 2024 Convertible Note Derivative Liability [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price			$ 1.82
Expected term (in years)			5 months 15 days
Expected volatility			285.40%
Risk-free interest rate			5.00%
Convertible Notes Receivable [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected dividend yield	0.00%
Convertible Notes Receivable [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.000038
Expected term (in years)	9 months
Expected volatility	157.70%
Risk-free interest rate	3.80%
Convertible Notes Receivable [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock price	$ 0.000048
Expected term (in years)	1 year 3 months
Expected volatility	188.10%
Risk-free interest rate	4.20%